Cost Method Investments (Details) - Schedule of cost method investments	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
9.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	¥ 45,000,000	$ 7,058,048	¥ 45,000,000
8.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,100,000	172,530	1,100,000
6.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	600,000	94,107	600,000
5.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	600,000	94,107	600,000
5.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	51,000,000	7,999,122	50,400,000
4.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	200,000	31,369	200,000
4.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	8,400,000	1,317,502	8,400,000
3.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,200,000	188,215	1,200,000
3.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	3,900,000	611,698	3,900,000
2.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,200,000	188,215	1,200,000
1.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,450,000	227,426	1,450,000
Total [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	¥ 114,650,000	$ 17,982,339	¥ 114,050,000